CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.6%
Arconic, Inc.	6,525	169,650
Boeing Co. (The)	9,063	3,448,200
General Dynamics Corp.	3,941	720,139
Huntington Ingalls Industries, Inc.	721	152,701
L3Harris Technologies, Inc.	3,760	784,486
Lockheed Martin Corp.	4,220	1,646,053
Northrop Grumman Corp.	2,650	993,193
Raytheon Co.	4,731	928,175
Textron, Inc.	4,073	199,414
TransDigm Group, Inc.	854	444,652
United Technologies Corp.	13,803	1,884,386
		11,371,049

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,280	193,298
Expeditors International of Washington, Inc.	2,876	213,658
FedEx Corp.	4,071	592,615
United Parcel Service, Inc., Class B	11,847	1,419,508
		2,419,079

Airlines - 0.4%
Alaska Air Group, Inc.	2,098	136,181
American Airlines Group, Inc. (1)	6,936	187,064
Delta Air Lines, Inc.	9,747	561,427
Southwest Airlines Co.	8,301	448,337
United Airlines Holdings, Inc. (2)	3,839	339,406
		1,672,415

Auto Components - 0.1%
Aptiv plc	4,315	377,217
BorgWarner, Inc.	3,767	138,174
		515,391

Automobiles - 0.3%
Ford Motor Co.	66,554	609,635
General Motors Co.	21,163	793,189
Harley-Davidson, Inc. (1)	2,871	103,270
		1,506,094

Banks - 5.3%
Bank of America Corp.	142,489	4,156,404
BB&T Corp.	12,905	688,740
Citigroup, Inc.	38,351	2,649,287

Citizens Financial Group, Inc.	7,531	266,372
Comerica, Inc.	2,678	176,721
Fifth Third Bancorp	12,630	345,809
First Republic Bank	2,900	280,430
Huntington Bancshares, Inc.	18,167	259,243
JPMorgan Chase & Co.	54,338	6,395,039
KeyCorp	17,124	305,492
M&T Bank Corp.	2,320	366,490
People's United Financial, Inc.	6,516	101,878
PNC Financial Services Group, Inc. (The)	7,500	1,051,200
Regions Financial Corp.	17,208	272,231
SunTrust Banks, Inc.	7,478	514,486
SVB Financial Group (2)	868	181,369
U.S. Bancorp	24,154	1,336,682
Wells Fargo & Co.	68,062	3,433,047
Zions BanCorp NA	3,101	138,057
		22,918,977

Beverages - 1.9%
Brown-Forman Corp., Class B	3,068	192,609
Coca-Cola Co. (The)	65,328	3,556,456
Constellation Brands, Inc., Class A	2,817	583,908
Molson Coors Brewing Co., Class B	3,257	187,277
Monster Beverage Corp. (2)	6,516	378,319
PepsiCo, Inc.	23,736	3,254,206
		8,152,775

Biotechnology - 2.0%
AbbVie, Inc.	25,133	1,903,071
Alexion Pharmaceuticals, Inc. (2)	3,808	372,956
Amgen, Inc.	10,181	1,970,125
Biogen, Inc. (2)	3,107	723,372
Celgene Corp. (2)	11,978	1,189,415
Gilead Sciences, Inc.	21,332	1,352,022
Incyte Corp. (2)	3,114	231,152
Regeneron Pharmaceuticals, Inc. (2)	1,360	377,264
Vertex Pharmaceuticals, Inc. (2)	4,350	736,977
		8,856,354

Building Products - 0.3%
A.O. Smith Corp.	2,397	114,361
Allegion plc	1,639	169,882
Fortune Brands Home & Security, Inc.	2,616	143,095
Johnson Controls International plc	13,403	588,258
Masco Corp.	4,986	207,817
		1,223,413

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	889	74,098
Ameriprise Financial, Inc.	2,204	324,208

Bank of New York Mellon Corp. (The)	14,449	653,239
BlackRock, Inc.	1,979	881,922
Cboe Global Markets, Inc.	1,973	226,717
Charles Schwab Corp. (The)	19,596	819,701
CME Group, Inc.	6,080	1,284,947
E*Trade Financial Corp.	4,039	176,464
Franklin Resources, Inc.	5,128	147,994
Goldman Sachs Group, Inc. (The)	5,451	1,129,611
Intercontinental Exchange, Inc.	9,576	883,578
Invesco Ltd.	6,891	116,734
MarketAxess Holdings, Inc.	660	216,150
Moody's Corp.	2,801	573,729
Morgan Stanley	21,158	902,812
MSCI, Inc.	1,438	313,125
Nasdaq, Inc.	2,032	201,879
Northern Trust Corp.	3,620	337,818
Raymond James Financial, Inc.	2,081	171,599
S&P Global, Inc.	4,179	1,023,771
State Street Corp.	6,338	375,146
T. Rowe Price Group, Inc.	3,968	453,344
		11,288,586

Chemicals - 1.9%
Air Products & Chemicals, Inc.	3,739	829,535
Albemarle Corp. (1)	1,914	133,061
Celanese Corp.	2,084	254,852
CF Industries Holdings, Inc.	3,840	188,928
Corteva, Inc.	13,043	365,204
Dow, Inc.	12,718	606,013
DuPont de Nemours, Inc.	12,717	906,849
Eastman Chemical Co.	2,493	184,058
Ecolab, Inc.	4,217	835,135
FMC Corp.	2,197	192,633
International Flavors & Fragrances, Inc. (1)	1,758	215,689
Linde plc	9,191	1,780,480
LyondellBasell Industries NV, Class A	4,348	389,016
Mosaic Co. (The)	6,258	128,289
PPG Industries, Inc.	4,094	485,180
Sherwin-Williams Co. (The)	1,380	758,821
		8,253,743

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,439	385,796
Copart, Inc. (2)	3,424	275,050
Republic Services, Inc.	3,659	316,686
Rollins, Inc. (1)	2,503	85,277
Waste Management, Inc.	6,636	763,140
		1,825,949

Communications Equipment - 1.0%
Arista Networks, Inc. (2)	898	214,550
Cisco Systems, Inc.	72,032	3,559,101
F5 Networks, Inc. (2)	1,073	150,671
Juniper Networks, Inc.	5,981	148,030
Motorola Solutions, Inc.	2,844	484,646
		4,556,998

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	2,284	208,986
Quanta Services, Inc.	2,533	95,747
		304,733

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,052	288,353
Vulcan Materials Co.	2,228	336,963
		625,316

Consumer Finance - 0.7%
American Express Co.	11,459	1,355,371
Capital One Financial Corp.	7,975	725,565
Discover Financial Services	5,498	445,833
Synchrony Financial	10,281	350,479
		2,877,248

Containers & Packaging - 0.4%
Amcor PLC	28,388	276,783
Avery Dennison Corp.	1,505	170,923
Ball Corp.	5,685	413,925
International Paper Co.	6,901	288,600
Packaging Corp. of America	1,640	174,004
Sealed Air Corp.	2,811	116,684
WestRock Co.	4,502	164,098
		1,605,017

Distributors - 0.1%
Genuine Parts Co.	2,590	257,938
LKQ Corp. (2)	5,333	167,723
		425,661

Diversified Consumer Services - 0.0% (3)
H&R Block, Inc. (1)	3,453	81,560

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B (2)	33,353	6,938,091

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	124,218	4,700,409
CenturyLink, Inc.	17,457	217,863

Verizon Communications, Inc.	70,176	4,235,824
		9,154,096

Electric Utilities - 2.1%
Alliant Energy Corp.	4,129	222,677
American Electric Power Co., Inc.	8,380	785,122
Duke Energy Corp.	12,365	1,185,309
Edison International	6,062	457,196
Entergy Corp.	3,226	378,603
Evergy, Inc.	4,146	275,958
Eversource Energy	5,501	470,171
Exelon Corp.	16,490	796,632
FirstEnergy Corp.	8,648	417,093
NextEra Energy, Inc.	8,296	1,932,885
Pinnacle West Capital Corp.	1,946	188,898
PPL Corp.	12,258	386,005
Southern Co. (The)	17,677	1,091,908
Xcel Energy, Inc.	8,924	579,078
		9,167,535

Electrical Equipment - 0.5%
AMETEK, Inc.	3,870	355,343
Eaton Corp. plc	7,186	597,516
Emerson Electric Co.	10,438	697,885
Rockwell Automation, Inc.	1,971	324,821
		1,975,565

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	5,074	489,641
CDW Corp.	2,439	300,582
Corning, Inc.	13,654	389,412
FLIR Systems, Inc.	2,498	131,370
IPG Photonics Corp. (2)	616	83,530
Keysight Technologies, Inc. (2)	3,258	316,840
TE Connectivity Ltd.	5,721	533,083
		2,244,458

Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co.	11,232	260,582
Halliburton Co.	14,843	279,791
Helmerich & Payne, Inc.	1,982	79,419
National Oilwell Varco, Inc.	6,752	143,142
Schlumberger Ltd.	23,524	803,815
TechnipFMC plc	7,315	176,584
		1,743,333

Entertainment - 1.7%
Activision Blizzard, Inc.	13,010	688,489
Electronic Arts, Inc. (2)	5,038	492,817

Netflix, Inc. (2)	7,441	1,991,361
Take-Two Interactive Software, Inc. (2)	2,009	251,808
Viacom, Inc., Class B	6,237	149,875
Walt Disney Co. (The)	30,640	3,993,005
		7,567,355

Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	1,918	295,449
American Tower Corp.	7,527	1,664,445
Apartment Investment & Management Co., Class A	2,585	134,782
AvalonBay Communities, Inc.	2,404	517,653
Boston Properties, Inc.	2,421	313,907
Crown Castle International Corp.	7,061	981,550
Digital Realty Trust, Inc. (1)	3,607	468,225
Duke Realty Corp.	6,243	212,075
Equinix, Inc.	1,446	834,053
Equity Residential	5,872	506,519
Essex Property Trust, Inc.	1,116	364,541
Extra Space Storage, Inc.	2,232	260,742
Federal Realty Investment Trust	1,272	173,170
HCP, Inc.	8,291	295,408
Host Hotels & Resorts, Inc.	13,088	226,292
Iron Mountain, Inc. (1)	4,836	156,638
Kimco Realty Corp.	7,168	149,668
Macerich Co. (The) (1)	2,033	64,222
Mid-America Apartment Communities, Inc.	1,976	256,900
Prologis, Inc.	10,713	912,962
Public Storage	2,549	625,193
Realty Income Corp.	5,445	417,523
Regency Centers Corp.	2,902	201,660
SBA Communications Corp.	1,923	463,731
Simon Property Group, Inc.	5,248	816,851
SL Green Realty Corp.	1,528	124,914
UDR, Inc.	4,724	229,020
Ventas, Inc.	6,416	468,560
Vornado Realty Trust	2,668	169,872
Welltower, Inc.	6,877	623,400
Weyerhaeuser Co.	12,955	358,853
		13,288,778

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	7,466	2,151,029
Kroger Co. (The)	13,455	346,870
Sysco Corp.	8,649	686,731
Walgreens Boots Alliance, Inc.	12,778	706,751
Walmart, Inc.	24,092	2,859,238
		6,750,619

Food Products - 1.2%
Archer-Daniels-Midland Co.	9,720	399,200

Campbell Soup Co. (1)	2,841	133,300
Conagra Brands, Inc.	8,545	262,161
General Mills, Inc.	10,356	570,823
Hershey Co. (The)	2,511	389,180
Hormel Foods Corp. (1)	4,798	209,816
JM Smucker Co. (The)	2,007	220,810
Kellogg Co.	4,222	271,686
Kraft Heinz Co. (The)	10,973	306,531
Lamb Weston Holdings, Inc.	2,542	184,854
McCormick & Co., Inc.	2,140	334,482
Mondelez International, Inc., Class A	24,464	1,353,348
Tyson Foods, Inc., Class A	5,007	431,303
		5,067,494

Gas Utilities - 0.1%
Atmos Energy Corp.	2,095	238,600

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	29,990	2,509,263
ABIOMED, Inc. (2)	800	142,312
Align Technology, Inc. (2)	1,263	228,502
Baxter International, Inc.	8,605	752,679
Becton Dickinson and Co.	4,581	1,158,810
Boston Scientific Corp. (2)	23,618	961,016
Cooper Cos., Inc. (The)	867	257,499
Danaher Corp.	10,795	1,559,122
DENTSPLY SIRONA, Inc.	3,924	209,189
Edwards Lifesciences Corp. (2)	3,503	770,345
Hologic, Inc. (2)	4,502	227,306
IDEXX Laboratories, Inc. (2)	1,493	405,992
Intuitive Surgical, Inc. (2)	1,961	1,058,803
Medtronic plc	22,769	2,473,169
ResMed, Inc.	2,519	340,342
Stryker Corp.	5,481	1,185,540
Teleflex, Inc.	800	271,800
Varian Medical Systems, Inc. (2)	1,616	192,449
Zimmer Holdings, Inc.	3,548	487,034
		15,191,172

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	2,641	217,434
Anthem, Inc.	4,309	1,034,591
Cardinal Health, Inc.	5,022	236,988
Centene Corp. (2)	7,244	313,375
Cigna Corp.	6,445	978,287
CVS Health Corp.	22,063	1,391,513
DaVita, Inc. (2)	1,830	104,438
HCA Healthcare, Inc.	4,535	546,105
Henry Schein, Inc. (2)	2,702	171,577
Humana, Inc.	2,293	586,251

Laboratory Corp. of America Holdings (2)	1,711	287,448
McKesson Corp.	3,115	425,696
Quest Diagnostics, Inc.	2,268	242,744
UnitedHealth Group, Inc.	16,083	3,495,158
Universal Health Services, Inc., Class B	1,408	209,440
WellCare Health Plans, Inc. (2)	882	228,588
		10,469,633

Health Care Technology - 0.1%
Cerner Corp.	5,527	376,776

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	6,800	297,228
Chipotle Mexican Grill, Inc. (2)	434	364,764
Darden Restaurants, Inc.	2,069	244,597
Hilton Worldwide Holdings, Inc.	4,943	460,243
Marriott International, Inc., Class A	4,694	583,793
McDonald's Corp.	12,792	2,746,570
MGM Resorts International	8,667	240,249
Norwegian Cruise Line Holdings Ltd. (2)	3,872	200,453
Royal Caribbean Cruises Ltd.	2,920	316,324
Starbucks Corp.	20,352	1,799,524
Wynn Resorts Ltd.	1,681	182,758
Yum! Brands, Inc.	5,197	589,496
		8,025,999

Household Durables - 0.4%
D.R. Horton, Inc.	5,669	298,813
Garmin Ltd.	2,435	206,220
Leggett & Platt, Inc. (1)	2,459	100,671
Lennar Corp., Class A	4,848	270,761
Mohawk Industries, Inc. (2)	1,067	132,383
Newell Brands, Inc. (1)	6,971	130,497
NVR, Inc. (2)	60	223,041
PulteGroup, Inc.	4,425	161,734
Whirlpool Corp.	1,100	174,196
		1,698,316

Household Products - 1.8%
Church & Dwight Co., Inc.	4,331	325,864
Clorox Co. (The)	2,163	328,495
Colgate-Palmolive Co.	14,581	1,071,849
Kimberly-Clark Corp.	5,839	829,430
Procter & Gamble Co. (The)	42,450	5,279,931
		7,835,569

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,494	187,812
NRG Energy, Inc.	4,351	172,300
		360,112

Industrial Conglomerates - 1.3%
3M Co.	9,780	1,607,832
General Electric Co.	148,111	1,324,112
Honeywell International, Inc.	12,214	2,066,609
Roper Technologies, Inc.	1,764	629,042
		5,627,595

Insurance - 2.4%
Aflac, Inc.	12,661	662,424
Allstate Corp. (The)	5,545	602,631
American International Group, Inc.	14,772	822,800
Aon plc	3,973	769,054
Arthur J. Gallagher & Co.	3,223	288,684
Assurant, Inc.	1,106	139,157
Chubb Ltd.	7,677	1,239,375
Cincinnati Financial Corp.	2,630	306,842
Everest Re Group Ltd.	708	188,392
Globe Life, Inc.	1,760	168,538
Hartford Financial Services Group, Inc. (The)	6,090	369,115
Lincoln National Corp.	3,545	213,834
Loews Corp.	4,380	225,482
Marsh & McLennan Cos., Inc.	8,528	853,226
MetLife, Inc.	13,407	632,274
Principal Financial Group, Inc.	4,492	256,673
Progressive Corp. (The)	9,918	766,166
Prudential Financial, Inc.	6,895	620,205
Travelers Cos., Inc. (The)	4,448	661,373
Unum Group	3,725	110,707
Willis Towers Watson plc	2,195	423,569
		10,320,521

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (2)	5,090	6,215,602
Alphabet, Inc., Class C (2)	5,140	6,265,660
Facebook, Inc., Class A (2)	40,887	7,281,157
TripAdvisor, Inc. (2)	1,951	75,465
Twitter, Inc. (2)	13,125	540,750
		20,378,634

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (2)	7,070	12,272,884
Booking Holdings, Inc. (2)	724	1,420,930
eBay, Inc.	13,280	517,654
Expedia Group, Inc.	2,369	318,417
		14,529,885

IT Services - 5.3%
Accenture plc, Class A	10,817	2,080,650
Akamai Technologies, Inc. (2)	2,787	254,676

Alliance Data Systems Corp.	684	87,641
Automatic Data Processing, Inc.	7,392	1,193,217
Broadridge Financial Solutions, Inc.	1,925	239,528
Cognizant Technology Solutions Corp., Class A	9,303	560,645
DXC Technology Co.	4,556	134,402
Fidelity National Information Services, Inc.	10,443	1,386,413
Fiserv, Inc. (2)	9,615	996,018
FleetCor Technologies, Inc. (2)	1,464	419,846
Gartner, Inc. (2)	1,603	229,213
Global Payments, Inc.	5,041	801,519
International Business Machines Corp.	15,042	2,187,408
Jack Henry & Associates, Inc.	1,297	189,323
Leidos Holdings, Inc.	2,277	195,549
MasterCard, Inc., Class A	15,148	4,113,742
Paychex, Inc.	5,546	459,042
PayPal Holdings, Inc. (2)	19,975	2,069,210
VeriSign, Inc. (2)	1,822	343,684
Visa, Inc., Class A	29,359	5,050,041
Western Union Co. (The)	7,140	165,434
		23,157,201

Leisure Products - 0.1%
Hasbro, Inc.	1,966	233,345

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,213	399,472
Illumina, Inc. (2)	2,497	759,637
IQVIA Holdings, Inc. (2)	3,070	458,597
Mettler-Toledo International, Inc. (2)	421	296,552
PerkinElmer, Inc.	1,923	163,782
Thermo Fisher Scientific, Inc.	6,810	1,983,549
Waters Corp. (2)	1,124	250,911
		4,312,500

Machinery - 1.5%
Caterpillar, Inc.	9,476	1,196,914
Cummins, Inc.	2,659	432,540
Deere & Co.	5,384	908,173
Dover Corp.	2,515	250,393
Flowserve Corp.	2,403	112,244
Fortive Corp.	5,008	343,349
IDEX Corp.	1,350	221,238
Illinois Tool Works, Inc.	4,958	775,878
Ingersoll-Rand plc	4,096	504,668
PACCAR, Inc.	6,017	421,250
Parker-Hannifin Corp.	2,228	402,399
Pentair plc	2,736	103,421
Snap-on, Inc. (1)	1,000	156,540
Stanley Black & Decker, Inc.	2,627	379,365
Wabtec Corp. (1)	3,012	216,442

Xylem, Inc.	3,170	252,395
		6,677,209

Media - 1.4%
CBS Corp., Class B	5,512	222,519
Charter Communications, Inc., Class A (2)	2,723	1,122,203
Comcast Corp., Class A	76,956	3,469,176
Discovery, Inc., Class A (1)(2)	2,923	77,840
Discovery, Inc., Class C (2)	5,844	143,879
DISH Network Corp., Class A (2)	4,169	142,038
Fox Corp., Class A	6,317	199,207
Fox Corp., Class B	2,865	90,362
Interpublic Group of Cos., Inc. (The)	6,573	141,714
News Corp., Class A	6,766	94,183
News Corp., Class B	2,023	28,919
Omnicom Group, Inc.	3,664	286,891
		6,018,931

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	25,147	240,657
Newmont Goldcorp Corp.	13,810	523,675
Nucor Corp.	5,176	263,510
		1,027,842

Multi-Utilities - 1.1%
Ameren Corp.	4,307	344,775
CenterPoint Energy, Inc.	8,529	257,405
CMS Energy Corp.	4,999	319,686
Consolidated Edison, Inc.	5,658	534,511
Dominion Energy, Inc.	13,852	1,122,566
DTE Energy Co.	3,088	410,581
NiSource, Inc.	6,676	199,746
Public Service Enterprise Group, Inc.	8,584	532,895
Sempra Energy	4,660	687,863
WEC Energy Group, Inc.	5,313	505,266
		4,915,294

Multiline Retail - 0.6%
Dollar General Corp.	4,387	697,270
Dollar Tree, Inc. (2)	3,986	455,042
Kohl's Corp.	2,942	146,100
Macy's, Inc.	5,802	90,163
Nordstrom, Inc. (1)	2,105	70,875
Target Corp.	8,701	930,224
		2,389,674

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp.	6,750	172,800
Cabot Oil & Gas Corp.	7,347	129,087
Chevron Corp.	32,291	3,829,713

Cimarex Energy Co.	1,817	87,107
Concho Resources, Inc.	3,534	239,959
ConocoPhillips	18,699	1,065,469
Devon Energy Corp.	7,249	174,411
Diamondback Energy, Inc.	2,750	247,252
EOG Resources, Inc.	9,856	731,512
Exxon Mobil Corp.	71,899	5,076,788
Hess Corp.	4,442	268,652
HollyFrontier Corp.	2,668	143,111
Kinder Morgan, Inc.	33,064	681,449
Marathon Oil Corp.	13,891	170,443
Marathon Petroleum Corp.	11,254	683,680
Noble Energy, Inc.	8,122	182,420
Occidental Petroleum Corp.	15,247	678,034
ONEOK, Inc.	6,956	512,588
Phillips 66	7,560	774,144
Pioneer Natural Resources Co.	2,860	359,702
Valero Energy Corp.	7,086	604,011
Williams Cos., Inc. (The)	20,415	491,185
		17,303,517

Personal Products - 0.2%
Coty, Inc., Class A	5,288	55,577
Estee Lauder Cos., Inc. (The), Class A	3,788	753,622
		809,199

Pharmaceuticals - 4.2%
Allergan plc	5,529	930,475
Bristol-Myers Squibb Co.	27,781	1,408,775
Eli Lilly & Co.	14,445	1,615,384
Johnson & Johnson	44,889	5,807,739
Merck & Co., Inc.	43,447	3,657,369
Mylan NV (2)	8,689	171,868
Nektar Therapeutics (1)(2)	3,063	55,793
Perrigo Co. plc	2,125	118,766
Pfizer, Inc.	93,889	3,373,432
Zoetis, Inc.	8,129	1,012,792
		18,152,393

Professional Services - 0.3%
Equifax, Inc.	2,125	298,924
IHS Markit Ltd. (2)	6,760	452,109
Nielsen Holdings plc	6,382	135,618
Robert Half International, Inc.	2,134	118,778
Verisk Analytics, Inc.	2,838	448,801
		1,454,230

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (2)	5,710	302,687

Road & Rail - 0.9%
CSX Corp.	13,452	931,820
JB Hunt Transport Services, Inc.	1,477	163,430
Kansas City Southern	1,694	225,319
Norfolk Southern Corp.	4,437	797,151
Union Pacific Corp.	11,959	1,937,119
		4,054,839

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (1)(2)	18,295	530,372
Analog Devices, Inc.	6,280	701,664
Applied Materials, Inc.	15,560	776,444
Broadcom, Inc.	6,765	1,867,614
Intel Corp.	75,169	3,873,459
KLA Corp.	2,682	427,645
Lam Research Corp.	2,435	562,753
Maxim Integrated Products, Inc.	4,745	274,783
Microchip Technology, Inc. (1)	4,112	382,046
Micron Technology, Inc. (2)	18,796	805,409
NVIDIA Corp.	10,348	1,801,276
Qorvo, Inc. (2)	2,024	150,059
QUALCOMM, Inc.	20,676	1,577,165
Skyworks Solutions, Inc.	2,933	232,440
Texas Instruments, Inc.	15,848	2,048,195
Xilinx, Inc.	4,393	421,289
		16,432,613

Software - 6.4%
Adobe, Inc. (2)	8,239	2,276,024
ANSYS, Inc. (2)	1,425	315,438
Autodesk, Inc. (2)	3,730	550,921
Cadence Design Systems, Inc. (2)	4,773	315,400
Citrix Systems, Inc.	2,124	205,008
Fortinet, Inc. (2)	2,537	194,740
Intuit, Inc.	4,403	1,170,934
Microsoft Corp.	129,868	18,055,548
Oracle Corp.	37,374	2,056,691
salesforce.com, Inc. (2)	14,883	2,209,233
Symantec Corp.	9,577	226,305
Synopsys, Inc. (2)	2,622	359,869
		27,936,111

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	1,218	201,457
AutoZone, Inc. (2)	417	452,287
Best Buy Co., Inc.	4,063	280,306
CarMax, Inc. (2)	2,887	254,056
Gap, Inc. (The)	4,154	72,113
Home Depot, Inc. (The)	18,622	4,320,677

L Brands, Inc.	4,029	78,928
Lowe's Cos., Inc.	13,130	1,443,775
O'Reilly Automotive, Inc. (2)	1,289	513,679
Ross Stores, Inc.	6,240	685,464
Tiffany & Co. (1)	1,940	179,702
TJX Cos., Inc. (The)	20,596	1,148,021
Tractor Supply Co.	2,150	194,446
Ulta Beauty, Inc. (2)	978	245,136
		10,070,047

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	72,218	16,174,665
Hewlett Packard Enterprise Co.	21,991	333,603
HP, Inc.	25,582	484,011
NetApp, Inc.	4,007	210,408
Seagate Technology plc	3,988	214,515
Western Digital Corp.	5,047	301,003
Xerox Holdings Corp.	3,205	95,862
		17,814,067

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (2)	2,807	93,080
Hanesbrands, Inc. (1)	6,857	105,049
NIKE, Inc., Class B	21,086	1,980,397
PVH Corp.	1,314	115,934
Ralph Lauren Corp.	947	90,410
Tapestry, Inc.	4,928	128,375
Under Armour, Inc., Class A (1)(2)	3,534	70,468
Under Armour, Inc., Class C (2)	3,507	63,582
VF Corp.	5,531	492,204
		3,139,499

Tobacco - 0.8%
Altria Group, Inc.	31,775	1,299,597
Philip Morris International, Inc.	26,206	1,989,822
		3,289,419

Trading Companies & Distributors - 0.2%
Fastenal Co.	9,659	315,559
United Rentals, Inc. (2)	1,381	172,128
W.W. Grainger, Inc.	780	231,777
		719,464

Water Utilities - 0.1%
American Water Works Co., Inc.	3,066	380,889

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (2)	5,325	419,450

Total Common Stocks (Cost $207,588,964)		420,440,914

EXCHANGE-TRADED FUNDS - 1.8%
SPDR S&P 500 ETF Trust	26,000	7,716,020

Total Exchange-Traded Funds (Cost $7,430,765)		7,716,020

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 2/27/20 (4)	1,000,000	992,642

Total U.S. Treasury Obligations (Cost $990,671)		992,642

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	270,820	270,820

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $270,820)		270,820

TOTAL INVESTMENTS (Cost $216,281,220) - 99.0%		429,420,396
Other assets and liabilities, net - 1.0%		4,467,542
NET ASSETS - 100.0%		433,887,938

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $3,637,734 and the total market value of the collateral received by the Fund was $3,689,020, comprised of cash of $270,820 and U.S. government and/or agencies securities of $3,418,200.

(2) Non-income producing security.
(3) Amount is less than 0.05%.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	41	12/20/19	$6,105,925	($49,530)

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $49,530.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3
Common Stocks	$420,440,914	(1)	$—	$—	$420,440,914
Exchange-Traded Funds	7,716,020		—	—	7,716,020
U.S. Treasury Obligations	—		992,642	—	992,642
Short Term Investment of Cash Collateral for Securities Loaned	270,820		—	—	270,820
Total Investments	$428,427,754		$992,642	$—	$429,420,396

Liabilities
Futures Contracts	$(49,530)		$—	$—	$(49,530)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.